Annual Total Returns- SP MidCap 400 Pure Growth Fund (Class H) [BarChart] - Class H - SP MidCap 400 Pure Growth Fund - Class H	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(0.56%)	16.27%	34.36%	(1.31%)	1.44%	2.87%	18.95%	(14.69%)	15.49%	30.68%